Taxation - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Tax losses	€ 234,538	€ 197,171
Unused tax losses for which deferred tax asset was recognized	2,616	1,941
Unused tax losses	€ 237,155	€ 199,112